SCHEDULE OF WARRANT ACTIVITY (Details) (Parenthetical) - shares	Dec. 31, 2022		Jun. 30, 2022		Jun. 30, 2021	Jun. 30, 2020
Equity [Abstract]
Total warrants	3,403,460	[1]	105,420	[2]	121,329	151,170

[1]	The total warrants of 3,403,460 above consisted of the following:
[2]	The total warrants of 105,420 above consisted of the following: